HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of details over assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 1,864	$ 0
Liabilities associated with assets held for sale	391	0
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,864
Liabilities associated with assets held for sale	391
Assets and liabilities classified as held for sale | Omnium Telecom Algerie SpA
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,846
Liabilities associated with assets held for sale	391
Assets and liabilities classified as held for sale | Other Individual Assets
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 18
Liabilities associated with assets held for sale		$ 0